SA American Century Inflation Protection Portfolio Investment Objectives and Goals - SA American Century Inflation Protection Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SA American Century Inflation Managed Portfolio (formerly, SA American Century Inflation Protection Portfolio)
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Portfolio’s investment goal is long-term total return using a strategy that seeks to protect against U.S. inflation.